CHEVIOT FINANCIAL CORP. CONDENSED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2012
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
CHEVIOT FINANCIAL CORP. CONDENSED FINANCIAL INFORMATION
NOTE K - CHEVIOT FINANCIAL CORP. CONDENSED FINANCIAL INFORMATION

The following condensed financial statements summarize the financial position of the Corporation as of December 31, 2012 and 2011, and the results of its operations and its cash flows for the years ended December 31, 2012, 2011, and 2010:

CHEVIOT FINANCIAL CORP.
STATEMENT OF FINANCIAL CONDITION
For the years ended December 31, 2012 and 2011
(In thousands)

ASSETS	2012	2011

Cash in Cheviot Savings Bank	$14,752	$12,924
Cash and due from banks	1,960	40
Loan receivable - ESOP	1,864	832
Investment in Cheviot Savings Bank	88,344	71,904
Prepaid expenses and other assets	736	232
Prepaid federal income taxes	134	-
Deferred federal income taxes	118	118

Total assets	$107,908	$86,050

LIABILITIES AND SHAREHOLDERS’ EQUITY

Accounts payable and other liabilities	$8	$56
Accrued federal income taxes	-	441
Total liabilities	8	497

Commitments and contingencies	-	12,643

Common stock	76	99
Additional paid-in capital	65,772	43,866
Shares acquired by stock benefit plans	(1,992)	(913)
Treasury stock	-	(12,860)
Retained earnings	43,444	42,440
Accumulated comprehensive gain, Unrealized gains on securities available for sale, net of tax expense	600	278

Total shareholders’ equity	$107,900	$72,910

Total liabilities and shareholders’ equity	$107,908	$86,050

CHEVIOT FINANCIAL CORP.
STATEMENT OF EARNINGS
For the years ended December 31, 2012, 2011, and 2010
(In thousands)

	2012	2011	2010

Income
Interest income	$15	$13	$166
Equity in earnings of Cheviot Savings Bank	3,614	3,737	2,429
Total income	3,629	3,750	2,595

General, administrative and other expense	408	575	849

Earnings before federal income tax benefits	3,221	3,175	1,746

Federal income tax benefits	(134)	(191)	(232)

Net earnings	$3,355	$3,366	$1,978

CHEVIOT FINANCIAL CORP.
STATEMENT OF CASH FLOWS
Years ended December 31, 2012, 2011, and 2010
(In thousands)

	2012	2011	2010

Cash flows provided by (used in) operating activities:
Net earnings for the year	$3,355	$3,366	$1,978
Amortization of premiums and discounts on investment securities, net	-	-	17
Equity in undistributed earnings of Cheviot Savings Bank	(3,534)	(3,756)	(2,901)
Amortization of expense related to stock benefit plans	362	356	730
Increase (decrease) in cash due to changes in Accrued interest receivable on investments and interest-bearing deposits	-	12	8
Prepaid expenses and other assets	(504)	(198)	19
Accounts payable and other liabilities	(48)	(13)	58
Prepaid federal income taxes
Current	(575)	883	(308)
Deferred	-	(194)	75
Net cash provided by (used in) operating activities	(944)	456	(324)

Cash flows provided (used) by investing activities:
Purchase of investment securities – available for sale	-	-	(6,999)
Proceeds from maturity of investment securities – available for sale	-	3,000	10,000
Cash paid for acquisition, net of cash received	-	(9,621)	-
Capital investment in Cheviot Savings Bank	(16,616)	-	-
Dividend from Cheviot Savings Bank	3,000	-	-
Net cash flows provided by (used in) investing activities	(13,616)	(6,621)	3,001

Cash flows used in financing activities:
Stock option expense, net	22	20	96
Treasury stock repurchases	-	-	(32)
Proceeds for stock offering, net of costs	22,133	12,643	-
Shares acquired for stock benefit plans	(1,496)	-	-
Dividends paid	(2,351)	(1,581)	(1,432)
Net cash provided by (used in) financing activities	18,308	11,082	(1,368)

Net increase in cash and cash equivalents	3,748	4,917	1,309

Cash and cash equivalents at beginning of year	12,964	8,047	6,738

Cash and cash equivalents at end of year	$16,712	$12,964	$8,047